Segment information (Details) - Schedule of operating segments - CHF (SFr)	Dec. 31, 2021	Dec. 31, 2020
Segment information (Details) - Schedule of operating segments [Line Items]
Non-current assets	SFr 14,879,592	SFr 9,182,047
Switzerland [Member]
Segment information (Details) - Schedule of operating segments [Line Items]
Non-current assets	14,734,738	9,030,778
Australia [Member]
Segment information (Details) - Schedule of operating segments [Line Items]
Non-current assets	SFr 144,854	SFr 151,269